COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2014	Apr. 30, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2010
Loss Contingencies [Line Items]
Operating Leases, Rent Expense		$ 12,000				$ 150,000	$ 30,000
Operating Leases, Future Minimum Payments Due, Total		285,000			$ 252,000	285,000
Other Expenses						9,000
Stock Issued During Period, Value, New Issues				$ 2,819,000
Clinical Trial Material [Member]
Loss Contingencies [Line Items]
Payments to Acquire Machinery and Equipment						500,000
Royalty Agreements [Member]
Loss Contingencies [Line Items]
Royalty Percentage								2.50%
Royalty Agreements [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Royalty Percentage								1.25%
MDx Purchase Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Acquisitions			43,333
PGI License Agreement [Member]
Loss Contingencies [Line Items]
Payment Of License Agreement Milestone Development Cost						4,000,000
Payment of License Agreement Milestone Development Cost upon Completion						1,000,000
Payment of License Agreement Milestone Development Cost upon Submission of Drug Application						3,000,000
Operating Leases, Future Minimum Payments Due, Total		450,000				450,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year		150,000				$ 150,000
PGI License Agreement [Member] | Intellectual Property [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Acquisitions						26,667
Payments to Acquire Intangible Assets						$ 750,000
Stock Issued During Period, Value, Acquisitions						250,000
Buck Institute for Research on Aging [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Contractual Obligation		300,000				300,000
Payments to Acquire in Process Research and Development						150,000
University of Miami [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Contractual Obligation		155,000				155,000
Payments to Acquire in Process Research and Development						52,000
Lonza Walkerville [Member]
Loss Contingencies [Line Items]
Payment for Option		250,000				$ 250,000
Business Combination Consideration Transferred Description					the Company paid $350 to Lonza on March 31, 2015.	the Company paid $350 to Lonza on March 31, 2015 and will pay the following additional amounts to Lonza until the earlier of such time as the Option is exercised or August 31, 2015: $400 on April 30, 2015 for the option period of April 1, 2015 to April 30, 2015, $600 on May 31, 2015 for the option period of May 1, 2015 to May 31, 2015, $600 on June 30, 2015 for the option period of June 1, 2015 to June 30, 2015 and $600 on July 31, 2015 for the option period of July 1, 2015 to July 31 2015
Percentage of Net Sales to be Paid as per Share Purchase Agreement						2.00%
Lonza Walkerville [Member] | Milestone 1 [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability		4,000,000				$ 4,000,000
Lonza Walkerville [Member] | Milestone 2 [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability		1,000,000				1,000,000
Lonza Walkerville [Member] | Milestone 3 [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability		$ 4,000,000				$ 4,000,000
Regenecin [Member] | Asset Purchase Agreement [Member]
Loss Contingencies [Line Items]
Royalty Percentage		5.00%				5.00%
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued						250,000
Option Term						5 years
Exercise Cost Of Option Provided		$ 10,000				$ 10,000
Remaining Payments Paid	$ 2,500,000
Other Significant Noncash Transaction, Value of Consideration Received						3,600,000
Stock Issued During Period, Value, New Issues						3,000,000
Payments of Stock Issuance Costs						1,100,000
Excess Of Gross Revenues						150,000,000
The Washington Universit [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Contractual Obligation		$ 120,000				120,000
Payments to Acquire in Process Research and Development						$ 60,000